Financial instruments - Schedule of Financial Assets and Liabilities at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 2,414	$ 2,333
Liability Fair Value	161,402	626,570
Class C-1 Shares
Disclosure of detailed information about financial instruments [line items]
Liability Fair Value	4,920	17,920
Class C-2 Shares
Disclosure of detailed information about financial instruments [line items]
Liability Fair Value	1,080	10,080
Earn-out rights
Disclosure of detailed information about financial instruments [line items]
Liability Fair Value	155,402	598,570
Ordinary shares | Class C-1 Shares
Disclosure of detailed information about financial instruments [line items]
Liability Fair Value	4,920	17,920
Ordinary shares | Class C-2 Shares
Disclosure of detailed information about financial instruments [line items]
Liability Fair Value	1,080	10,080
Other investments
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	2,414	2,333
Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Liability Fair Value	4,920	17,920
Level 1 | Earn-out rights
Disclosure of detailed information about financial instruments [line items]
Liability Fair Value	0	0
Level 1 | Ordinary shares | Class C-1 Shares
Disclosure of detailed information about financial instruments [line items]
Liability Fair Value	4,920	17,920
Level 1 | Ordinary shares | Class C-2 Shares
Disclosure of detailed information about financial instruments [line items]
Liability Fair Value	0	0
Level 1 | Other investments
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Liability Fair Value	1,080	10,080
Level 2 | Earn-out rights
Disclosure of detailed information about financial instruments [line items]
Liability Fair Value	0	0
Level 2 | Ordinary shares | Class C-1 Shares
Disclosure of detailed information about financial instruments [line items]
Liability Fair Value	0	0
Level 2 | Ordinary shares | Class C-2 Shares
Disclosure of detailed information about financial instruments [line items]
Liability Fair Value	1,080	10,080
Level 2 | Other investments
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	2,414	2,333
Liability Fair Value	155,402	598,570
Level 3 | Earn-out rights
Disclosure of detailed information about financial instruments [line items]
Liability Fair Value	155,402	598,570
Level 3 | Ordinary shares | Class C-1 Shares
Disclosure of detailed information about financial instruments [line items]
Liability Fair Value	0	0
Level 3 | Ordinary shares | Class C-2 Shares
Disclosure of detailed information about financial instruments [line items]
Liability Fair Value	0	0
Level 3 | Other investments
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 2,414	$ 2,333